Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current liabilities
Listed bonds	£ 1,367		£ 1,702	£ 1,539
Finance leases	16		18	15
Bank loans				352
Other loans and bank overdrafts	717		561	726
Total current liabilities	2,100		2,281	2,632
Non-current liabilities
Listed bonds	14,586		11,789	9,866
Finance leases	190		205	214
Other loans				1
Total non-current liabilities	14,776	£ 11,994	11,994	10,081
Loans and other borrowings	£ 16,876		£ 14,275	£ 12,713